EARNINGS (LOSS) PER SHARE (Details - Antidilutive Shares) - shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	368,836,113	326,351,314
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	2,868,397	2,868,397
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	351,967,716	322,132,917
Unvested Shares To Directors And Officers [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	14,000,000	1,200,000
Vested Shares To A Consultant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	0	150,000